Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000221929 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000221929 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.90%
C000221929 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000221929 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000221929 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000221929 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000221929 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000221929 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000221929 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000221930 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000221930 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.90%
C000221930 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000221930 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000221930 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000221930 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000221930 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000221930 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000221930 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000016014 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000016014 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.90%
C000016014 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000016014 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000016014 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000016014 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000016014 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000016014 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000016014 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000016013 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000016013 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.90%
C000016013 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000016013 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000016013 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000016013 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000016013 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000016013 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000016013 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000093499 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000093499 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.90%
C000093499 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000093499 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000093499 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000093499 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000093499 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000093499 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000093499 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000093498 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000093498 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.90%
C000093498 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000093498 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000093498 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000093498 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000093498 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000093498 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000093498 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000048891 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000048891 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000048891 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000048891 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000048891 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000048891 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000048891 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000048891 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000048891 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000048891 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000048891 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000048892 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000048892 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000048892 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000048892 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000048892 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000048892 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000048892 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000048892 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000048892 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000048892 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000048892 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000016016 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000016016 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000016016 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000016016 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000016016 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000016016 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000016016 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000016016 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000016016 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000016016 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000016016 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000039629 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000039629 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000039629 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000039629 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000039629 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000039629 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000039629 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000039629 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000039629 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000039629 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000039629 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000112484 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000112484 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000112484 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000112484 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000112484 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000112484 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000112484 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000112484 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000112484 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000112484 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000112484 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000226003 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000226003 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000226003 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000226003 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000226003 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000226003 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000226003 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000226003 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000226003 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000226003 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000226003 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000099304 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000099304 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000099304 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000099304 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000099304 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000099304 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000099304 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000099304 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000099304 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000099304 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000099304 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000099304 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000099304 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000099304 [Member] | Short Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000099303 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000099303 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000099303 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000099303 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000099303 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000099303 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000099303 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000099303 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000099303 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000099303 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000099303 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000099303 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000099303 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000099303 [Member] | Short Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000051267 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000051267 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000051267 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000051267 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000051267 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000051267 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000051267 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000051267 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000051267 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000051267 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000051267 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000051267 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000051267 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000051267 [Member] | Short Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000051266 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000051266 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000051266 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000051266 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000051266 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000051266 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000051266 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000051266 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000051266 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000051266 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000051266 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000051266 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000051266 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000051266 [Member] | Short Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000109425 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000109425 [Member] | Total Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[1]
C000109425 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[1]
C000109425 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[1]
C000109425 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.50%	[1]
C000109425 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.60%	[1]
C000109425 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%	[1]
C000109425 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%	[1]
C000109425 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000109425 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000109425 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000109425 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000109425 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000109425 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000109425 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000109425 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000109425 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000109425 [Member] | U S Government Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000109425 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000109426 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000109426 [Member] | Total Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[2]
C000109426 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[2]
C000109426 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[2]
C000109426 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.50%	[2]
C000109426 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.60%	[2]
C000109426 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%	[2]
C000109426 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%	[2]
C000109426 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000109426 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000109426 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000109426 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000109426 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000109426 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000109426 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000109426 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000109426 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000109426 [Member] | U S Government Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000109426 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000193832 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000193832 [Member] | Total Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[3]
C000193832 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[3]
C000193832 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[3]
C000193832 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.50%	[3]
C000193832 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.60%	[3]
C000193832 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%	[3]
C000193832 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%	[3]
C000193832 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000193832 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000193832 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000193832 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000193832 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000193832 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000193832 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000193832 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000193832 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000193832 [Member] | U S Government Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000193832 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000109427 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000109427 [Member] | Total Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[4]
C000109427 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[4]
C000109427 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[4]
C000109427 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.50%	[4]
C000109427 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.60%	[4]
C000109427 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%	[4]
C000109427 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%	[4]
C000109427 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000109427 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000109427 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000109427 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000109427 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000109427 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000109427 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000109427 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000109427 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000109427 [Member] | U S Government Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000109427 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017655 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000017655 [Member] | Total Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[5]
C000017655 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[5]
C000017655 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[5]
C000017655 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.50%	[5]
C000017655 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.60%	[5]
C000017655 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%	[5]
C000017655 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%	[5]
C000017655 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017655 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017655 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000017655 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017655 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000017655 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000017655 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000017655 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017655 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000017655 [Member] | U S Government Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017655 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000109428 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000109428 [Member] | Total Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[6]
C000109428 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[6]
C000109428 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[6]
C000109428 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.50%	[6]
C000109428 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.60%	[6]
C000109428 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%	[6]
C000109428 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%	[6]
C000109428 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000109428 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000109428 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000109428 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000109428 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000109428 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000109428 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000109428 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000109428 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000109428 [Member] | U S Government Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000109428 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000244703 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000244703 [Member] | Total Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000244703 [Member] | Short Term Investment Fund Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000244703 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000244703 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000244703 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000244703 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000244703 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000244703 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000244703 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000244703 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000244703 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000244703 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000244703 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000244703 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000244703 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000244703 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000244703 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000244703 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000244703 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000244703 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000244703 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000244703 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000244703 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000244703 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000244703 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000214318 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000214318 [Member] | Total Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000214318 [Member] | Short Term Investment Fund Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000214318 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000214318 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000214318 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000214318 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000214318 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000214318 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000214318 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000214318 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000214318 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000214318 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000214318 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000214318 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000214318 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000214318 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000214318 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000214318 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000214318 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000214318 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000214318 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000214318 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000214318 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000214318 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000214318 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000067757 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000067757 [Member] | Total Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000067757 [Member] | Short Term Investment Fund Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000067757 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000067757 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000067757 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000067757 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000067757 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000067757 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000067757 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000067757 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000067757 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000067757 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000067757 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000067757 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000067757 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000067757 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000067757 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000067757 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000067757 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000067757 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000067757 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000067757 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000067757 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000067757 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000067757 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000055087 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000055087 [Member] | Total Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000055087 [Member] | Short Term Investment Fund Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000055087 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000055087 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000055087 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000055087 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000055087 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000055087 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000055087 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000055087 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000055087 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000055087 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000055087 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000055087 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000055087 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000055087 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000055087 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000055087 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000055087 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000055087 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000055087 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000055087 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000055087 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000055087 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000055087 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000055086 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000055086 [Member] | Total Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000055086 [Member] | Short Term Investment Fund Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000055086 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000055086 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000055086 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000055086 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000055086 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000055086 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000055086 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000055086 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000055086 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000055086 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000055086 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000055086 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000055086 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000055086 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000055086 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000055086 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000055086 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000055086 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000055086 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000055086 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000055086 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000055086 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000055086 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000079898 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000079898 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000079898 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000079898 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000079898 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000079898 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000079898 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000079898 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000079898 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000079898 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000079898 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000079898 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
C000079898 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000079898 [Member] | Short Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000079895 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000079895 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000079895 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000079895 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000079895 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000079895 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000079895 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000079895 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000079895 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000079895 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000079895 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000079895 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
C000079895 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000079895 [Member] | Short Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000079896 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000079896 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000079896 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000079896 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000079896 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000079896 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000079896 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000079896 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000079896 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000079896 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000079896 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000079896 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
C000079896 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000079896 [Member] | Short Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000079897 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000079897 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000079897 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000079897 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000079897 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000079897 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000079897 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000079897 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000079897 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000079897 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000079897 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000079897 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
C000079897 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000079897 [Member] | Short Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000079910 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000079910 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000079910 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000079910 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000079910 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000079910 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000079910 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000079910 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000079910 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000079910 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000079910 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000079909 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000079909 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000079909 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000079909 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000079909 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000079909 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000079909 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000079909 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000079909 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000079909 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000079909 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000079908 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000079908 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000079908 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000079908 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000079908 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000079908 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000079908 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000079908 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000079908 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000079908 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000079908 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000079907 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000079907 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000079907 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000079907 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000079907 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000079907 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000079907 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000079907 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000079907 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000079907 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000079907 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000079919 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000079919 [Member] | Total Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[7]
C000079919 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[7]
C000079919 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[7]
C000079919 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%	[7]
C000079919 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.30%	[7]
C000079919 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[7]
C000079919 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000079919 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000079919 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000079919 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000079919 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000079919 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000079919 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000079919 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000079919 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000079919 [Member] | U S Government Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000079919 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000079920 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000079920 [Member] | Total Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[8]
C000079920 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[8]
C000079920 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[8]
C000079920 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%	[8]
C000079920 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.30%	[8]
C000079920 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[8]
C000079920 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000079920 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000079920 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000079920 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000079920 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000079920 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000079920 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000079920 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000079920 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000079920 [Member] | U S Government Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000079920 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000079921 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000079921 [Member] | Total Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[9]
C000079921 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[9]
C000079921 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[9]
C000079921 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%	[9]
C000079921 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.30%	[9]
C000079921 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[9]
C000079921 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000079921 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000079921 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000079921 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000079921 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000079921 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000079921 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000079921 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000079921 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000079921 [Member] | U S Government Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000079921 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000079922 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000079922 [Member] | Total Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[10]
C000079922 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[10]
C000079922 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[10]
C000079922 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%	[10]
C000079922 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.30%	[10]
C000079922 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[10]
C000079922 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000079922 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000079922 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000079922 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000079922 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000079922 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000079922 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000079922 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000079922 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000079922 [Member] | U S Government Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000079922 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000232512 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000232512 [Member] | Total Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[11]
C000232512 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[11]
C000232512 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[11]
C000232512 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%	[11]
C000232512 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.30%	[11]
C000232512 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[11]
C000232512 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000232512 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000232512 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000232512 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000232512 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000232512 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000232512 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000232512 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000232512 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000232512 [Member] | U S Government Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000232512 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000261019 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000261019 [Member] | Total Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[12]
C000261019 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[12]
C000261019 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%	[12]
C000261019 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.90%	[12]
C000261019 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.20%	[12]
C000261019 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[12]
C000261019 [Member] | C or Lower [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[12]
C000261019 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.00%)
C000261019 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000261019 [Member] | Short Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000261019 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000261019 [Member] | Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000261019 [Member] | Bank Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000261019 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000261019 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000261019 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000261019 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	81.90%
C000131059 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000131059 [Member] | Total Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[13]
C000131059 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[13]
C000131059 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%	[13]
C000131059 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.90%	[13]
C000131059 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.20%	[13]
C000131059 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[13]
C000131059 [Member] | C or Lower [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[13]
C000131059 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.00%)
C000131059 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000131059 [Member] | Short Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000131059 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000131059 [Member] | Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000131059 [Member] | Bank Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000131059 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000131059 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000131059 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000131059 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	81.90%
C000131058 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000131058 [Member] | Total Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[14]
C000131058 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[14]
C000131058 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%	[14]
C000131058 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.90%	[14]
C000131058 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.20%	[14]
C000131058 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[14]
C000131058 [Member] | C or Lower [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[14]
C000131058 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.00%)
C000131058 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000131058 [Member] | Short Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000131058 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000131058 [Member] | Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000131058 [Member] | Bank Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000131058 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000131058 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000131058 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000131058 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	81.90%
C000131057 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000131057 [Member] | Total Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[15]
C000131057 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[15]
C000131057 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%	[15]
C000131057 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.90%	[15]
C000131057 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.20%	[15]
C000131057 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[15]
C000131057 [Member] | C or Lower [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[15]
C000131057 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.00%)
C000131057 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000131057 [Member] | Short Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000131057 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000131057 [Member] | Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000131057 [Member] | Bank Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000131057 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000131057 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000131057 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000131057 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	81.90%
C000131056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000131056 [Member] | Total Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[16]
C000131056 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[16]
C000131056 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%	[16]
C000131056 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.90%	[16]
C000131056 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.20%	[16]
C000131056 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[16]
C000131056 [Member] | C or Lower [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[16]
C000131056 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.00%)
C000131056 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000131056 [Member] | Short Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000131056 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000131056 [Member] | Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000131056 [Member] | Bank Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000131056 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000131056 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000131056 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000131056 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	81.90%
C000176882 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000176882 [Member] | Total Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[17]
C000176882 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[17]
C000176882 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[17]
C000176882 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[17]
C000176882 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%	[17]
C000176882 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.30%	[17]
C000176882 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%	[17]
C000176882 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%	[17]
C000176882 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000176882 [Member] | Short Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000176882 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000176882 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.40%
C000176882 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000176882 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000176882 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000176882 [Member] | U S Government Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000176882 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000176882 [Member] | Sovereign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000176883 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000176883 [Member] | Total Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[18]
C000176883 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[18]
C000176883 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[18]
C000176883 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[18]
C000176883 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%	[18]
C000176883 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.30%	[18]
C000176883 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%	[18]
C000176883 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%	[18]
C000176883 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000176883 [Member] | Short Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000176883 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000176883 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.40%
C000176883 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000176883 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000176883 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000176883 [Member] | U S Government Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000176883 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000176883 [Member] | Sovereign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000176884 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000176884 [Member] | Total Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[19]
C000176884 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[19]
C000176884 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[19]
C000176884 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[19]
C000176884 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%	[19]
C000176884 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.30%	[19]
C000176884 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%	[19]
C000176884 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%	[19]
C000176884 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000176884 [Member] | Short Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000176884 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000176884 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.40%
C000176884 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000176884 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000176884 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000176884 [Member] | U S Government Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000176884 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000176884 [Member] | Sovereign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000176885 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000176885 [Member] | Total Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[20]
C000176885 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[20]
C000176885 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[20]
C000176885 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[20]
C000176885 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%	[20]
C000176885 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.30%	[20]
C000176885 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%	[20]
C000176885 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%	[20]
C000176885 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000176885 [Member] | Short Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000176885 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000176885 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.40%
C000176885 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000176885 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000176885 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000176885 [Member] | U S Government Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000176885 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000176885 [Member] | Sovereign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000176889 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000176889 [Member] | Total Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[21]
C000176889 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[21]
C000176889 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[21]
C000176889 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%	[21]
C000176889 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.10%	[21]
C000176889 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%	[21]
C000176889 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.00%)
C000176889 [Member] | Short Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000176889 [Member] | Bank Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000176889 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000176889 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.70%
C000176888 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000176888 [Member] | Total Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[22]
C000176888 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[22]
C000176888 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[22]
C000176888 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%	[22]
C000176888 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.10%	[22]
C000176888 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%	[22]
C000176888 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.00%)
C000176888 [Member] | Short Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000176888 [Member] | Bank Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000176888 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000176888 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.70%
C000176887 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000176887 [Member] | Total Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[23]
C000176887 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[23]
C000176887 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[23]
C000176887 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%	[23]
C000176887 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.10%	[23]
C000176887 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%	[23]
C000176887 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.00%)
C000176887 [Member] | Short Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000176887 [Member] | Bank Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000176887 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000176887 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.70%
C000176886 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000176886 [Member] | Total Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[24]
C000176886 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[24]
C000176886 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[24]
C000176886 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%	[24]
C000176886 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.10%	[24]
C000176886 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%	[24]
C000176886 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.00%)
C000176886 [Member] | Short Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000176886 [Member] | Bank Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000176886 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000176886 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.70%
C000226969 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000226969 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000226969 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000226969 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000226969 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000226969 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000226969 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000226969 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000226969 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000226969 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000226969 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000226969 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000226969 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000226969 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000226968 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000226968 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000226968 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000226968 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000226968 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000226968 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000226968 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000226968 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000226968 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000226968 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000226968 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000226968 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000226968 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000226968 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000226970 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000226970 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000226970 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000226970 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000226970 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000226970 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000226970 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000226970 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000226970 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000226970 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000226970 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000226970 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000226970 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000226970 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000226971 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000226971 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000226971 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000226971 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000226971 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000226971 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000226971 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000226971 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000226971 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000226971 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000226971 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000226971 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000226971 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000226971 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000229316 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000229316 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000229316 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000229316 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000229316 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000229316 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000229316 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000229316 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000229316 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000229316 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000229316 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000229316 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000229316 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000229316 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%

[1]	Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
[2]	Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
[3]	Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
[4]	Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
[5]	Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
[6]	Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
[7]	Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
[8]	Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
[9]	Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
[10]	Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
[11]	Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
[12]	Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
[13]	Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
[14]	Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
[15]	Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
[16]	Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
[17]	Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
[18]	Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
[19]	Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
[20]	Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
[21]	Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
[22]	Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
[23]	Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
[24]	Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.